CONVERTIBLE NOTES PAYABLE	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 7 – CONVERTIBLE NOTES PAYABLE

Between October 23, 2019 and March 18, 2020, the Company issued senior convertible debentures for an aggregate of $938,400 (the “Convertible Debentures”) in exchange for an aggregate net cash proceeds of $836,000, net of financing costs. The Convertible Debentures have a stated interest rate of 4-8% per annum payable quarterly beginning October 23, 2020 and were due one year from the date of issuance, the latest due March 18, 2021 and were convertible into shares of the Company’s Common Stock at the option of the holder at a conversion price to the lesser of: (i) the lowest trading price for the twenty-day period prior to the date of the Convertible Debentures or (ii) 65% of the average of the three lowest trading prices during the twenty days prior to a conversion notice on the applicable trading market or the closing bid price on the applicable trading market.

Additionally, the variable conversion rate component requires that the Convertible Debentures be valued at its stock redemption value (i.e., “if-converted” value) pursuant to ASC 480, Distinguishing Liabilities from Equity, with the excess over the undiscounted face value being deemed a premium to be added to the principal balance and accreted to additional paid-in capital over the life of the Convertible Debentures.

Along with the issuance of the Convertible Debentures, the Company issued an aggregate of 272,000 warrants to purchase the Company’s Common Stock at $2.00 per share, expiring five years from the date of issuance, the latest being March 18, 2020. These warrants contain a cashless exercise and certain anti-dilutive (reset) provisions. The Company determined that the Warrants were exempt from derivative accounting and were valued at $97,279 on the Date of Inception using the Black Scholes Options Pricing Model. As the warrants were exercisable immediately, this debt discount was amortized in its entirety to interest expense on the date of issuance.

In connection with the Debt Restructuring, described here below, the outstanding warrants were transferred to the Company’s management (issued in the name of NDPD, Inc.) in lieu of interest on amounts due as at May 31, 2021.

Debt Restructuring

On April 16, 2020, SEC ordered, pursuant to Section 12(k) of the Securities Exchange Act of 1934, that trading of BIXT be suspended for the period April 16 through April 29, 2020.

As a result of the SEC ordered suspension the Company defaulted on the outstanding Convertible Debentures; resulting in an increase of the interest to 21% and the principal to increase to 168% of principal loan amount. The convertible debt increased by $666,456 to $1,604,856 while the interest accrual increased to approximately $28,563/month. At the default date, April 16, 2020, remaining debt discount of $76,265 was amortized to interest expense and the remaining debt premium of $856,560 was accreted to additional paid-in capital.

On May 2 and 3, 2021, Bioxytran, Inc. (the “Company”) entered into nine note agreements for a total amount of $3,266,846 in 1-year notes (the “New Notes”), with an interest rate of 6% convertible at the lower of (i) a fixed price of $0.13, or (ii) 85% of the closing price of any Qualified Financing, which consist of any fundraising receiving gross proceeds of not less than $500,000. The New Notes required the Company to prepare and file a Registration Statement on Form S-1 within a period of 60 days from issuance of the New Notes. A Form S-1 was filed with the SEC on June 24, 2021 and was declared effective by SEC on July 23, 2021, wherein the New Notes have a 180-day lock-up period.

On November 20, 2021, management forgave the Company their part of the loan for an amount of $986,864 originating from accrued salaries recorded as additional paid-in capital. See details under Note 8.

The transactions set forth below were approved by the Company’s Board of Directors on June 4, 2021.

Name		Principal due December 31, 2021	Accrued interest December 31, 2021	Total amount due December 31, 2021
Notes sold in exchange for cash	(1)	$1,165,000	$46,108	1,211,108
Note issued in exchange for defaulted notes	(2)	1,000,000	39,577	1,039,577
		$2,165,000	$85,685	2,250,685

(1)	Net cash received for these notes were $1,045,150, after a Debt Discount of $119,850 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).
(2)	The “Old Notes” were paid off and assumed by a different entity/company. Portions of the balance was forgiven and a new note of $1,000,000 was issued.

The defaulted notes were returned to the Company on May 26, 2021. The debt forgiveness of $1,020,323 was recorded as additional paid-in capital.

Name	Due at May 26, 2019	Principal Amount	Default Penalty	Warrants Issued	Term	Exercise Price	Amortization of Warrants	Accrued Interest
Old Notes	Defaulted	$938,400	$673,956	272,000	5	2.00	$97,279	$407,967

As part of the pay-off, the debt originating from a January 20, 2021 summary judgement by the Supreme Court of the State of New York, County of Nassau, awarding Power Up damages in the amount of $420,750 for Breach of Contact was agreed to be dismissed by prejudice. As a result, the damages recorded in the first quarter of 2021 was reversed in the Statement of operations.

As described in the above, the outstanding warrants were transferred to the Company’s management (issued in the name of NDPD, Inc.) in lieu of interest on amounts due as at May 31, 2021.

Convertible notes payable consists of the following at December 31, 2021 and December 31, 2020:

	December 31, 2021	December 31, 2020
Principal balance	$1,165,000	$938,400
Principal balance, related party	1,000,000	—
Default penalty	—	673,956
Unamortized debt discount	(42,819)	—
Outstanding, net of debt discount and premium	$2,122,181	$1,612,356